Description of Business, Basis of Presentation and Significant Accounting Policies - Outstanding Common Shares Issuable (Details) - shares shares in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Equity Unit Purchase Agreements [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares issuable (in shares)	2.2	0.0	0.0